JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.5%
Boeing Co. (The)*	9,349	2,117,361
General Dynamics Corp.	3,885	761,577
HEICO Corp.	712	96,298
HEICO Corp., Class A	1,243	150,763
Howmet Aerospace, Inc.*	6,652	218,319
Huntington Ingalls Industries, Inc.	682	139,899
L3Harris Technologies, Inc.	3,489	791,096
Lockheed Martin Corp.	4,162	1,546,890
Northrop Grumman Corp.	2,540	922,071
Raytheon Technologies Corp.	25,758	2,239,658
Teledyne Technologies, Inc.*	797	360,858
Textron, Inc.	3,839	264,929
TransDigm Group, Inc.*	944	605,189

		10,214,908

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,248	200,454
Expeditors International of Washington, Inc.	2,867	367,693
FedEx Corp.	4,155	1,163,192
United Parcel Service, Inc., Class B	12,309	2,355,450
XPO Logistics, Inc.*	1,720	238,547

		4,325,336

Airlines — 0.2%
Alaska Air Group, Inc.*	2,125	123,314
Delta Air Lines, Inc.*	10,874	433,873
Southwest Airlines Co.*	10,051	507,776
United Airlines Holdings, Inc.*	5,504	257,147

		1,322,110

Auto Components — 0.2%
Aptiv plc*	4,586	765,174
Autoliv, Inc. (Sweden)	1,338	134,977
BorgWarner, Inc.	4,068	199,251
Lear Corp.	941	164,656

		1,264,058

Automobiles — 1.7%
Ford Motor Co.*	66,670	930,047
General Motors Co.*	21,710	1,233,996
Tesla, Inc.*	13,094	8,998,197

		11,162,240

Banks — 3.8%
Bank of America Corp.	128,243	4,919,401
Citigroup, Inc.	35,140	2,376,167
Citizens Financial Group, Inc.	7,234	304,985
Comerica, Inc.	2,369	162,656
East West Bancorp, Inc.	2,401	170,831
Fifth Third Bancorp	11,979	434,718
First Republic Bank	2,995	584,085
Huntington Bancshares, Inc.	25,086	353,211
JPMorgan Chase & Co.(a)	51,472	7,812,420
KeyCorp	16,509	324,567
M&T Bank Corp.	2,185	292,462
PNC Financial Services Group, Inc. (The)	7,218	1,316,635
Regions Financial Corp.	16,350	314,738
SVB Financial Group*	910	500,464
Truist Financial Corp.	22,872	1,244,923
US Bancorp	23,052	1,280,308
Wells Fargo & Co.	70,297	3,229,444
Zions Bancorp NA	2,794	145,707

		25,767,722

Beverages — 1.4%
Brown-Forman Corp., Class A	957	64,014
Brown-Forman Corp., Class B	3,116	220,987
Coca-Cola Co. (The)	65,987	3,763,239
Constellation Brands, Inc., Class A	2,869	643,631
Keurig Dr Pepper, Inc.	9,878	347,804
Molson Coors Beverage Co., Class B*	3,199	156,399
Monster Beverage Corp.*	6,300	594,216
PepsiCo, Inc.	23,503	3,688,796

		9,479,086

Biotechnology — 2.1%
AbbVie, Inc.	30,040	3,493,652
Alnylam Pharmaceuticals, Inc.*	2,000	357,880
Amgen, Inc.	9,758	2,356,947
Biogen, Inc.*	2,552	833,815
BioMarin Pharmaceutical, Inc.*	3,117	239,167
Exact Sciences Corp.*	2,906	313,383
Gilead Sciences, Inc.	21,336	1,457,036
Horizon Therapeutics plc*	3,825	382,577
Incyte Corp.*	3,178	245,818
Moderna, Inc.*	5,188	1,834,477
Neurocrine Biosciences, Inc.*	1,617	150,721
Regeneron Pharmaceuticals, Inc.*	1,789	1,027,977
Seagen, Inc.*	2,162	331,629
Vertex Pharmaceuticals, Inc.*	4,393	885,541

		13,910,620

Building Products — 0.5%
Allegion plc	1,526	208,452
Carrier Global Corp.	13,887	767,257
Fortune Brands Home & Security, Inc.	2,352	229,249
Johnson Controls International plc	12,189	870,538
Lennox International, Inc.	572	188,434
Masco Corp.	4,320	257,947
Owens Corning	1,786	171,742
Trane Technologies plc	4,058	826,249

		3,519,868

Capital Markets — 3.1%
Ameriprise Financial, Inc.	1,976	508,939
Apollo Global Management, Inc.	3,582	210,836
Bank of New York Mellon Corp. (The)	13,716	704,042
BlackRock, Inc.	2,401	2,082,075
Blackstone Group, Inc. (The)	11,644	1,342,204
Carlyle Group, Inc. (The)	1,992	100,536
Charles Schwab Corp. (The)	25,513	1,733,608
CME Group, Inc.	6,118	1,297,811
Franklin Resources, Inc.	4,638	137,053
Goldman Sachs Group, Inc. (The)	5,795	2,172,430
Intercontinental Exchange, Inc.	9,563	1,145,934
Invesco Ltd.	6,422	156,568
Jefferies Financial Group, Inc.	3,393	112,614
KKR & Co., Inc.	9,888	630,459
MarketAxess Holdings, Inc.	649	308,385
Moody’s Corp.	2,728	1,025,728
Morgan Stanley	25,323	2,430,502
MSCI, Inc.	1,392	829,576
Nasdaq, Inc.	1,961	366,177

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Northern Trust Corp.	3,535	398,925
Raymond James Financial, Inc.	2,068	267,765
S&P Global, Inc.	4,083	1,750,464
SEI Investments Co.	2,014	122,451
State Street Corp.	5,904	514,475
T. Rowe Price Group, Inc.	3,855	787,037

		21,136,594

Chemicals — 1.7%
Air Products and Chemicals, Inc.	3,750	1,091,362
Albemarle Corp.	1,988	409,608
Axalta Coating Systems Ltd.*	3,523	106,042
Celanese Corp.	1,904	296,586
CF Industries Holdings, Inc.	3,652	172,557
Corteva, Inc.	12,534	536,205
Dow, Inc.	12,702	789,556
DuPont de Nemours, Inc.	9,045	678,827
Eastman Chemical Co.	2,324	261,961
Ecolab, Inc.	4,222	932,344
FMC Corp.	2,189	234,114
International Flavors & Fragrances, Inc.	4,224	636,303
Linde plc (United Kingdom)	8,847	2,719,479
LyondellBasell Industries NV, Class A	4,373	434,370
Mosaic Co. (The)	5,872	183,383
PPG Industries, Inc.	4,028	658,659
Sherwin-Williams Co. (The)	4,061	1,181,873
Westlake Chemical Corp.	575	47,679

		11,370,908

Commercial Services & Supplies — 0.4%
Cintas Corp.	1,501	591,664
Copart, Inc.*	3,535	519,645
Republic Services, Inc.	3,570	422,545
Rollins, Inc.	3,752	143,814
Stericycle, Inc.*	1,552	109,494
Waste Management, Inc.	6,591	977,182

		2,764,344

Communications Equipment — 0.8%
Arista Networks, Inc.*	945	359,469
Cisco Systems, Inc.	71,663	3,967,980
F5 Networks, Inc.*	1,012	208,988
Juniper Networks, Inc.	5,564	156,571
Motorola Solutions, Inc.	2,878	644,442
Ubiquiti, Inc.	134	41,955

		5,379,405

Construction & Engineering — 0.0%(b)
Quanta Services, Inc.	2,365	214,979

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,052	382,192
Vulcan Materials Co.	2,243	403,717

		785,909

Consumer Finance — 0.7%
Ally Financial, Inc.	6,310	324,082
American Express Co.	11,059	1,885,891
Capital One Financial Corp.	7,679	1,241,694
Discover Financial Services	5,184	644,475
Santander Consumer USA Holdings, Inc.	1,193	48,949
Synchrony Financial	9,196	432,396

		4,577,487

Containers & Packaging — 0.3%
Amcor plc	26,219	303,092
Avery Dennison Corp.	1,400	294,952
Ball Corp.	5,572	450,663
Crown Holdings, Inc.	2,301	229,548
International Paper Co.	6,665	384,970
Packaging Corp. of America	1,624	229,796
Sealed Air Corp.	2,573	146,018
WestRock Co.	4,523	222,577

		2,261,616

Distributors — 0.1%
Genuine Parts Co.	2,464	312,731
LKQ Corp.*	4,720	239,540

		552,271

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B*	32,232	8,969,843
Equitable Holdings, Inc.	6,549	202,168
Voya Financial, Inc.	2,053	132,213

		9,304,224

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	121,420	3,405,831
Lumen Technologies, Inc.	16,910	210,868
Verizon Communications, Inc.	70,416	3,927,804

		7,544,503

Electric Utilities — 1.5%
Alliant Energy Corp.	4,242	248,284
American Electric Power Co., Inc.	8,501	749,108
Avangrid, Inc.	1,183	61,682
Duke Energy Corp.	13,073	1,374,103
Edison International	6,462	352,179
Entergy Corp.	3,402	350,134
Evergy, Inc.	3,890	253,706
Eversource Energy	5,842	503,989
Exelon Corp.	16,605	777,114
FirstEnergy Corp.	9,240	354,077
NextEra Energy, Inc.	33,363	2,598,978
NRG Energy, Inc.	4,164	171,723
OGE Energy Corp.	3,395	114,581
PG&E Corp.*	25,329	222,642
Pinnacle West Capital Corp.	1,905	159,163
PPL Corp.	13,076	370,966
Southern Co. (The)	18,008	1,150,171
Xcel Energy, Inc.	9,158	625,033

		10,437,633

Electrical Equipment — 0.5%
AMETEK, Inc.	3,914	544,242
Eaton Corp. plc	6,787	1,072,685
Emerson Electric Co.	10,197	1,028,775
Hubbell, Inc.	910	182,419
Rockwell Automation, Inc.	1,978	608,077
Sensata Technologies Holding plc*	2,686	157,453

		3,593,651

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,167	737,006
CDW Corp.	2,377	435,823
Cognex Corp.	3,004	271,592
Corning, Inc.	13,178	551,631

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Flex Ltd.*	8,346	149,978
IPG Photonics Corp.*	619	135,041
Keysight Technologies, Inc.*	3,139	516,522
TE Connectivity Ltd.	5,625	829,519
Trimble, Inc.*	4,279	365,854
Zebra Technologies Corp., Class A*	899	496,679

		4,489,645

Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,368	262,697
Halliburton Co.	15,140	313,095
Schlumberger NV	23,770	685,289

		1,261,081

Entertainment — 1.9%
Activision Blizzard, Inc.	13,211	1,104,704
Electronic Arts, Inc.	4,863	700,078
Live Nation Entertainment, Inc.*	2,464	194,385
Netflix, Inc.*	7,537	3,900,925
Playtika Holding Corp.*	1,182	26,276
Roku, Inc.*	1,966	842,057
Take-Two Interactive Software, Inc.*	1,972	341,984
Walt Disney Co. (The)*	30,898	5,438,666

		12,549,075

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	2,334	469,928
American Tower Corp.	7,725	2,184,630
AvalonBay Communities, Inc.	2,369	539,729
Boston Properties, Inc.	2,404	282,182
Camden Property Trust	1,663	248,436
Crown Castle International Corp.	7,349	1,419,018
Digital Realty Trust, Inc.	4,797	739,506
Duke Realty Corp.	6,372	324,207
Equinix, Inc.	1,520	1,247,023
Equity LifeStyle Properties, Inc.	2,877	241,093
Equity Residential	5,850	492,160
Essex Property Trust, Inc.	1,115	365,831
Extra Space Storage, Inc.	2,284	397,736
Federal Realty Investment Trust	1,198	140,801
Healthpeak Properties, Inc.	9,168	338,941
Host Hotels & Resorts, Inc.*	12,010	191,319
Invitation Homes, Inc.	9,658	392,887
Iron Mountain, Inc.	4,900	214,424
Kimco Realty Corp.	7,368	157,159
Mid-America Apartment Communities, Inc.	1,955	377,511
Prologis, Inc.	12,572	1,609,719
Public Storage	2,576	804,948
Realty Income Corp.	6,352	446,482
Regency Centers Corp.	2,684	175,560
SBA Communications Corp.	1,856	632,877
Simon Property Group, Inc.	5,576	705,476
Sun Communities, Inc.	1,892	371,040
UDR, Inc.	5,042	277,260
Ventas, Inc.	6,375	381,098
VEREIT, Inc.	3,888	190,395
VICI Properties, Inc.	9,141	285,108
Vornado Realty Trust	2,670	116,145
Welltower, Inc.	7,087	615,577
Weyerhaeuser Co.	12,734	429,518
WP Carey, Inc.	3,023	243,926

		18,049,650

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	7,517	3,230,205
Kroger Co. (The)	12,873	523,931
Sysco Corp.	8,698	645,392
Walgreens Boots Alliance, Inc.	12,199	575,183
Walmart, Inc.	23,354	3,329,113

		8,303,824

Food Products — 0.9%
Archer-Daniels-Midland Co.	9,504	567,579
Bunge Ltd.	2,395	185,924
Campbell Soup Co.	3,461	151,315
Conagra Brands, Inc.	8,165	273,446
General Mills, Inc.	10,370	610,378
Hershey Co. (The)	2,492	445,769
Hormel Foods Corp.	4,801	222,670
Ingredion, Inc.	1,143	100,367
JM Smucker Co. (The)	1,860	243,865
Kellogg Co.	4,293	272,004
Kraft Heinz Co. (The)	11,024	424,093
Lamb Weston Holdings, Inc.	2,490	166,257
McCormick & Co., Inc. (Non-Voting)	4,226	355,702
Mondelez International, Inc., Class A	23,887	1,511,092
Tyson Foods, Inc., Class A	5,012	358,158

		5,888,619

Gas Utilities — 0.1%
Atmos Energy Corp.	2,215	218,377
UGI Corp.	3,543	162,942

		381,319

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	30,218	3,655,774
ABIOMED, Inc.*	780	255,169
Align Technology, Inc.*	1,216	846,093
Baxter International, Inc.	8,546	661,033
Becton Dickinson and Co.	4,955	1,267,241
Boston Scientific Corp.*	24,171	1,102,198
Cooper Cos., Inc. (The)	837	353,022
Danaher Corp.	10,805	3,214,379
Dentsply Sirona, Inc.	3,707	244,810
Dexcom, Inc.*	1,648	849,560
Edwards Lifesciences Corp.*	10,564	1,186,020
Hologic, Inc.*	4,355	326,799
IDEXX Laboratories, Inc.*	1,458	989,297
Intuitive Surgical, Inc.*	2,012	1,994,818
Medtronic plc	22,880	3,004,373
Novocure Ltd.*	1,466	225,779
ResMed, Inc.	2,479	673,792
STERIS plc	1,662	362,233
Stryker Corp.	5,565	1,507,781
Teleflex, Inc.	801	318,341
West Pharmaceutical Services, Inc.	1,243	511,780
Zimmer Biomet Holdings, Inc.	3,540	578,507

		24,128,799

Health Care Providers & Services — 2.5%
agilon health, Inc.*	803	29,542
AmerisourceBergen Corp.	2,514	307,136
Anthem, Inc.	4,165	1,599,402
Cardinal Health, Inc.	4,921	292,209
Centene Corp.*	9,901	679,308
Cigna Corp.	5,837	1,339,533
CVS Health Corp.	22,388	1,843,876

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
DaVita, Inc.*	1,189	142,977
HCA Healthcare, Inc.	4,475	1,110,695
Henry Schein, Inc.*	2,384	191,078
Humana, Inc.	2,191	933,059
Laboratory Corp. of America Holdings*	1,662	492,201
McKesson Corp.	2,687	547,691
Quest Diagnostics, Inc.	2,214	313,945
UnitedHealth Group, Inc.	16,046	6,614,482
Universal Health Services, Inc., Class B	1,327	212,864

		16,649,998

Health Care Technology — 0.2%
Cerner Corp.	5,132	412,561
Teladoc Health, Inc.*	2,224	330,153
Veeva Systems, Inc., Class A*	2,346	780,538

		1,523,252

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A*	2,498	359,737
Aramark	4,336	152,324
Booking Holdings, Inc.*	694	1,511,712
Carnival Corp.*	13,569	293,769
Chipotle Mexican Grill, Inc.*	482	898,178
Darden Restaurants, Inc.	2,217	323,416
Domino’s Pizza, Inc.	661	347,349
DraftKings, Inc., Class A*	5,522	267,817
Expedia Group, Inc.*	2,395	385,284
Hilton Worldwide Holdings, Inc.*	4,728	621,496
Las Vegas Sands Corp.*	5,575	236,101
Marriott International, Inc., Class A*	4,536	662,165
McDonald’s Corp.	12,690	3,079,990
MGM Resorts International	6,912	259,407
Royal Caribbean Cruises Ltd.*	3,716	285,649
Starbucks Corp.	20,038	2,433,214
Vail Resorts, Inc.*	682	208,146
Wynn Resorts Ltd.*	1,797	176,699
Yum! Brands, Inc.	5,058	664,571

		13,167,024

Household Durables — 0.4%
DR Horton, Inc.	5,568	531,354
Garmin Ltd.	2,542	399,603
Lennar Corp., Class A	4,688	492,943
Lennar Corp., Class B	273	23,574
Mohawk Industries, Inc.*	997	194,315
Newell Brands, Inc.	6,423	158,969
NVR, Inc.*	49	255,908
PulteGroup, Inc.	4,499	246,860
Whirlpool Corp.	1,056	233,946

		2,537,472

Household Products — 1.3%
Church & Dwight Co., Inc.	4,171	361,125
Clorox Co. (The)	2,123	384,029
Colgate-Palmolive Co.	14,383	1,143,449
Kimberly-Clark Corp.	5,729	777,540
Procter & Gamble Co. (The)	41,627	5,920,608

		8,586,751

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	11,334	268,616
Vistra Corp.	8,196	156,953

		425,569

Industrial Conglomerates — 1.1%
3M Co.	9,857	1,951,095
General Electric Co.	149,290	1,933,305
Honeywell International, Inc.	11,818	2,762,930
Roper Technologies, Inc.	1,797	882,938

		7,530,268

Insurance — 1.8%
Aflac, Inc.	10,740	590,700
Alleghany Corp.*	226	149,861
Allstate Corp. (The)	5,078	660,394
American Financial Group, Inc.	1,172	148,246
American International Group, Inc.	14,584	690,553
Aon plc, Class A	3,838	997,995
Arch Capital Group Ltd.*	6,861	267,579
Arthur J Gallagher & Co.	3,488	485,913
Chubb Ltd.	7,653	1,291,367
Cincinnati Financial Corp.	2,541	299,533
Everest Re Group Ltd.	680	171,924
Fidelity National Financial, Inc.	4,905	218,812
Globe Life, Inc.	1,621	150,931
Hartford Financial Services Group, Inc. (The)	6,065	385,855
Lincoln National Corp.	3,038	187,202
Loews Corp.	3,810	204,330
Markel Corp.*	224	270,182
Marsh & McLennan Cos., Inc.	8,653	1,273,895
MetLife, Inc.	12,660	730,482
Principal Financial Group, Inc.	4,308	267,656
Progressive Corp. (The)	9,961	947,889
Prudential Financial, Inc.	6,697	671,575
Reinsurance Group of America, Inc.	1,158	127,589
Travelers Cos., Inc. (The)	4,287	638,420
Willis Towers Watson plc	2,190	451,315
WR Berkley Corp.	2,376	173,852

		12,454,050

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A*	5,124	13,806,772
Alphabet, Inc., Class C*	4,843	13,097,506
Facebook, Inc., Class A*	40,747	14,518,156
InterActiveCorp.*	1,405	192,892
Match Group, Inc.*	4,583	729,934
Pinterest, Inc., Class A*	9,314	548,595
Snap, Inc., Class A*	15,971	1,188,562
Twitter, Inc.*	13,566	946,229
Zillow Group, Inc., Class A*	632	67,706
Zillow Group, Inc., Class C*	2,718	288,815

		45,385,167

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	7,299	24,288,079
DoorDash, Inc., Class A*	611	106,491
eBay, Inc.	11,009	750,924
Etsy, Inc.*	2,163	396,932
MercadoLibre, Inc. (Argentina)*	788	1,236,136
Wayfair, Inc., Class A*(c)	1,241	299,528

		27,078,090

IT Services — 5.5%
Accenture plc, Class A	10,817	3,436,345
Akamai Technologies, Inc.*	2,782	333,617
Automatic Data Processing, Inc.	7,228	1,515,206
Broadridge Financial Solutions, Inc.	1,979	343,337

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cognizant Technology Solutions Corp., Class A	8,976	660,005
DXC Technology Co.*	4,335	173,313
EPAM Systems, Inc.*	966	540,767
Fidelity National Information Services, Inc.	10,542	1,571,285
Fiserv, Inc.*	10,137	1,166,870
FleetCor Technologies, Inc.*	1,405	362,799
Gartner, Inc.*	1,470	389,153
Global Payments, Inc.	5,019	970,725
GoDaddy, Inc., Class A*	2,851	239,056
International Business Machines Corp.	15,195	2,141,887
Jack Henry & Associates, Inc.	1,274	221,791
Mastercard, Inc., Class A	14,874	5,740,472
Okta, Inc.*	2,133	528,536
Paychex, Inc.	5,463	621,799
PayPal Holdings, Inc.*	19,987	5,507,018
Snowflake, Inc., Class A*	1,049	278,740
Square, Inc., Class A*	6,668	1,648,730
Twilio, Inc., Class A*	2,748	1,026,625
VeriSign, Inc.*	1,683	364,151
Visa, Inc., Class A	28,764	7,087,162
Western Union Co. (The)	6,968	161,727

		37,031,116

Leisure Products — 0.1%
Hasbro, Inc.	2,175	216,282
Peloton Interactive, Inc., Class A*	4,561	538,426
Polaris, Inc.	982	128,711

		883,419

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	5,163	791,126
Avantor, Inc.*	8,817	331,343
Bio-Rad Laboratories, Inc., Class A*	362	267,703
Illumina, Inc.*	2,486	1,232,435
IQVIA Holdings, Inc.*	3,246	804,034
Mettler-Toledo International, Inc.*	386	568,852
PerkinElmer, Inc.	1,896	345,508
PPD, Inc.*	1,849	85,276
Thermo Fisher Scientific, Inc.	6,683	3,608,887
Waters Corp.*	1,042	406,182

		8,441,346

Machinery — 1.5%
Caterpillar, Inc.	9,321	1,927,117
Cummins, Inc.	2,489	577,697
Deere & Co.	5,311	1,920,404
Donaldson Co., Inc.	2,149	142,242
Dover Corp.	2,456	410,447
Fortive Corp.	5,745	417,432
IDEX Corp.	1,298	294,243
Illinois Tool Works, Inc.	4,882	1,106,603
Otis Worldwide Corp.	6,858	614,134
PACCAR, Inc.	5,895	489,226
Parker-Hannifin Corp.	2,191	683,658
Pentair plc	2,828	208,339
Snap-on, Inc.	907	197,708
Stanley Black & Decker, Inc.	2,735	538,932
Westinghouse Air Brake Technologies Corp.	3,019	256,222
Xylem, Inc.	3,053	384,220

		10,168,624

Media — 1.4%
Altice USA, Inc., Class A*	3,903	119,939
Charter Communications, Inc., Class A*	2,342	1,742,565
Comcast Corp., Class A	77,972	4,587,093
Discovery, Inc., Class A*(c)	2,864	83,085
Discovery, Inc., Class C*	5,119	138,776
DISH Network Corp., Class A*	4,218	176,692
Fox Corp., Class A	5,553	198,020
Fox Corp., Class B	2,572	85,493
Interpublic Group of Cos., Inc. (The)	6,688	236,488
Liberty Broadband Corp., Class A*	387	66,436
Liberty Broadband Corp., Class C*	2,717	482,240
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,366	63,779
Liberty Media Corp.-Liberty SiriusXM, Class C*	2,891	133,564
News Corp., Class A	6,657	163,962
News Corp., Class B	2,061	48,454
Omnicom Group, Inc.	3,660	266,521
Sirius XM Holdings, Inc.(c)	19,488	126,087
ViacomCBS, Inc.	10,307	421,866
ViacomCBS, Inc., Class A	143	6,368

		9,147,428

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	24,917	949,338
Newmont Corp.	13,635	856,551
Nucor Corp.	5,077	528,109
Southern Copper Corp. (Peru)	1,455	95,506
Steel Dynamics, Inc.	3,402	219,259

		2,648,763

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(b)
AGNC Investment Corp.	8,915	141,481
Annaly Capital Management, Inc.	23,772	201,824

		343,305

Multiline Retail — 0.5%
Dollar General Corp.	4,016	934,282
Dollar Tree, Inc.*	3,954	394,570
Target Corp.	8,404	2,193,864

		3,522,716

Multi-Utilities — 0.7%
Ameren Corp.	4,345	364,632
CenterPoint Energy, Inc.	9,869	251,265
CMS Energy Corp.	4,911	303,451
Consolidated Edison, Inc.	5,832	430,227
Dominion Energy, Inc.	13,712	1,026,617
DTE Energy Co.	3,301	387,273
NiSource, Inc.	6,671	165,241
Public Service Enterprise Group, Inc.	8,579	533,871
Sempra Energy	5,356	699,761
WEC Energy Group, Inc.	5,361	504,685

		4,667,023

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp.	6,804	108,864
Cheniere Energy, Inc.*	3,911	332,161
Chevron Corp.	32,873	3,346,800
ConocoPhillips	22,938	1,285,904
EOG Resources, Inc.	9,914	722,334
Exxon Mobil Corp.	71,992	4,144,580
Hess Corp.	4,669	356,899

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Kinder Morgan, Inc.	33,112	575,487
Marathon Petroleum Corp.	11,087	612,224
Occidental Petroleum Corp.	14,273	372,525
ONEOK, Inc.	7,567	393,257
Phillips 66	7,457	547,568
Pioneer Natural Resources Co.	3,951	574,357
Texas Pacific Land Corp.	137	204,479
Valero Energy Corp.	6,961	466,178
Williams Cos., Inc. (The)	20,666	517,683

		14,561,300

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,953	1,319,630
Herbalife Nutrition Ltd.*	1,488	75,799

		1,395,429

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	37,978	2,577,567
Elanco Animal Health, Inc.*	8,040	293,219
Eli Lilly & Co.	13,535	3,295,772
Jazz Pharmaceuticals plc*	1,019	172,741
Johnson & Johnson	44,779	7,710,944
Merck & Co., Inc.	43,064	3,310,330
Perrigo Co. plc	2,281	109,556
Pfizer, Inc.	95,193	4,075,212
Royalty Pharma plc, Class A	1,475	56,345
Viatris, Inc.	20,519	288,702
Zoetis, Inc.	8,065	1,634,776

		23,525,164

Professional Services — 0.5%
Clarivate plc (United Kingdom)*	4,480	102,144
CoStar Group, Inc.*	6,710	596,184
Dun & Bradstreet Holdings, Inc.*	2,346	49,172
Equifax, Inc.	2,060	536,836
IHS Markit Ltd.	6,367	743,920
Jacobs Engineering Group, Inc.	2,208	298,632
Leidos Holdings, Inc.	2,247	239,126
Nielsen Holdings plc	6,084	144,130
TransUnion	3,241	389,114
Verisk Analytics, Inc.	2,744	521,195

		3,620,453

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	5,704	550,208
Opendoor Technologies, Inc.*	5,804	86,015

		636,223

Road & Rail — 1.1%
CSX Corp.	38,631	1,248,554
JB Hunt Transport Services, Inc.	1,407	237,009
Kansas City Southern	1,540	412,412
Lyft, Inc., Class A*	4,358	241,085
Norfolk Southern Corp.	4,244	1,094,230
Old Dominion Freight Line, Inc.	1,625	437,369
Uber Technologies, Inc.*	25,157	1,093,323
Union Pacific Corp.	11,306	2,473,301

		7,237,283

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	20,669	2,194,841
Analog Devices, Inc.	6,283	1,051,900
Applied Materials, Inc.	15,594	2,182,068
Broadcom, Inc.	6,954	3,375,472
Intel Corp.	68,665	3,688,684
KLA Corp.	2,616	910,787
Lam Research Corp.	2,412	1,537,433
Marvell Technology, Inc.	13,922	842,420
Maxim Integrated Products, Inc.*	4,556	455,190
Microchip Technology, Inc.	4,655	666,224
Micron Technology, Inc.*	19,066	1,479,140
NVIDIA Corp.	42,354	8,258,606
NXP Semiconductors NV (China)	4,687	967,350
Qorvo, Inc.*	1,903	360,790
QUALCOMM, Inc.	19,186	2,874,063
Skyworks Solutions, Inc.	2,812	518,842
Teradyne, Inc.	2,829	359,283
Texas Instruments, Inc.	15,704	2,993,496
Xilinx, Inc.	4,180	626,331

		35,342,920

Software — 9.8%
Adobe, Inc.*	8,137	5,058,203
ANSYS, Inc.*	1,485	547,163
AppLovin Corp., Class A*	451	27,723
Autodesk, Inc.*	3,731	1,198,136
Cadence Design Systems, Inc.*	4,724	697,499
CDK Global, Inc.	2,061	98,907
Citrix Systems, Inc.	2,120	213,590
Cloudflare, Inc., Class A*	3,279	388,988
Coupa Software, Inc.*	1,236	268,212
Crowdstrike Holdings, Inc., Class A*	3,380	857,202
DocuSign, Inc.*	3,313	987,407
Fortinet, Inc.*	2,310	628,874
HubSpot, Inc.*	735	438,075
Intuit, Inc.	4,651	2,464,891
Microsoft Corp.	128,082	36,491,843
NortonLifeLock, Inc.	9,861	244,750
Oracle Corp.	30,894	2,692,103
Palantir Technologies, Inc., Class A*	7,676	166,646
Palo Alto Networks, Inc.*	1,658	661,625
Paycom Software, Inc.*	835	334,000
PTC, Inc.*	1,796	243,268
RingCentral, Inc., Class A*	1,368	365,625
salesforce.com, Inc.*	16,414	3,971,039
ServiceNow, Inc.*	3,355	1,972,371
Splunk, Inc.*	2,795	396,834
SS&C Technologies Holdings, Inc.	3,793	297,333
Synopsys, Inc.*	2,581	743,302
Trade Desk, Inc. (The), Class A*	7,335	600,810
VMware, Inc., Class A*(c)	1,369	210,470
Workday, Inc., Class A*	3,208	751,955
Zoom Video Communications, Inc., Class A*	3,631	1,372,881
Zscaler, Inc.*	1,281	302,201

		65,693,926

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	1,121	237,719
AutoZone, Inc.*	363	589,356
Best Buy Co., Inc.	3,798	426,705
Burlington Stores, Inc.*	1,138	381,003
CarMax, Inc.*	2,784	372,917
Carvana Co.*	1,112	375,367
Home Depot, Inc. (The)	18,075	5,932,034
Lowe’s Cos., Inc.	12,022	2,316,519
O’Reilly Automotive, Inc.*	1,184	714,947
Ross Stores, Inc.	6,057	743,133

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
TJX Cos., Inc. (The)	20,514	1,411,568
Tractor Supply Co.	1,967	355,889
Ulta Beauty, Inc.*	942	316,324

		14,173,481

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	266,751	38,908,301
Dell Technologies, Inc., Class C*	4,237	409,379
Hewlett Packard Enterprise Co.	22,209	322,031
HP, Inc.	20,420	589,525
NetApp, Inc.	3,794	301,964
Seagate Technology Holdings plc	3,379	297,014
Western Digital Corp.*	5,206	338,026

		41,166,240

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.*	2,013	805,542
NIKE, Inc., Class B	21,686	3,632,622
Tapestry, Inc.*	4,732	200,164
Under Armour, Inc., Class A*	3,202	65,481
Under Armour, Inc., Class C*	3,341	58,534
VF Corp.	5,475	439,095

		5,201,438

Tobacco — 0.6%
Altria Group, Inc.	31,460	1,511,339
Philip Morris International, Inc.	26,512	2,653,586

		4,164,925

Trading Companies & Distributors — 0.2%
Fastenal Co.	9,755	534,281
United Rentals, Inc.*	1,222	402,710
Watsco, Inc.	551	155,625
WW Grainger, Inc.	733	325,877

		1,418,493

Water Utilities — 0.1%
American Water Works Co., Inc.	3,074	522,918

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	9,974	1,436,455

TOTAL COMMON STOCKS (Cost $559,303,285)		668,229,513

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $3,170,336)	3,170,336	3,170,336

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e) (Cost $618,957)	618,957	618,957

TOTAL SHORT-TERM INVESTMENTS (COST $3,789,293)		3,789,293

Total Investments — 99.9% (Cost $563,092,578)		672,018,806
Other Assets Less Liabilities — 0.1%		635,161

Net Assets — 100.0%		672,653,967

Percentages indicated are based on net assets.

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $577,565.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	201	09/2021	USD	4,410,945	103,849

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$672,018,806	$—	$—	$672,018,806

Appreciation in Other Financial Instruments
Futures Contracts(a)	$103,849	$—	$—	$103,849

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$2,470,706	$4,559,362	$560,732	$68,558	$1,274,526	$7,812,420	51,472	$99,271	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(b)	149,910	—	149,910	(15)	15	—	—	61	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	4,831,170	1,660,834	—	—	3,170,336	3,170,336	82	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	103,441	4,131,397	3,615,881	—	—	618,957	618,957	60	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(b)	1,117,563	5,614,209	6,731,772	—	—	—	—	172	—

Total	$3,841,620	$19,136,138	$12,719,129	$68,543	$1,274,541	$11,601,713		$99,646	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.